Qualitative and quantitative information on financial risks (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates
The following table presents the potential effects on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s net balances of receivables and payables in foreign currencies.

	At December 31, 2024			At December 31, 2023
(€ thousands, except basis points)	Receivables and payables	+500 bps	-500 bps	Receivables and payables	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	121,093	(5,766)	6,373	145,836	(6,945)	7,676
JPY	16,506	(786)	869	22,735	(1,083)	1,197
CNY	113,604	(5,410)	5,979	113,962	(5,427)	5,998
HKD	29,115	(1,386)	1,532	24,843	(1,183)	1,308
GBP	7,516	(358)	396	16,283	(775)	857
SGD	14,279	(680)	752	7,965	(379)	419
CHF	(15,994)	762	(842)	(25,940)	1,235	(1,365)
KRW	40,492	(1,928)	2,131	23,753	(1,131)	1,250
Total	326,611	(15,552)	17,190	329,437	(15,688)	17,340

The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s hedged positions on the main currencies to which the Group is exposed.

	At December 31, 2024			At December 31, 2023
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	99,801	4,752	(5,253)	117,479	5,594	(6,183)
JPY	16,428	782	(865)	21,116	1,006	(1,111)
CNY	98,343	4,683	(5,176)	96,021	4,572	(5,054)
GBP	10,223	487	(538)	12,233	583	(644)
HKD	18,493	881	(973)	17,422	830	(917)
CHF	—	—	—	—	—	—
SGD	14,888	709	(784)	7,525	358	(396)
KRW	19,189	914	(1,010)	11,999	571	(632)
Total	277,365	13,208	(14,599)	283,795	13,514	(14,937)
The following table presents the potential change in equity gross of tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s foreign currency hedging instruments on highly probable transactions.

	At December 31, 2024			At December 31, 2023
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on hedge reserve			Impact on hedge reserve
USD	139,582	6,647	(7,346)	75,308	3,586	(3,964)
CHF	—	—	—	—	—	—
JPY	20,469	975	(1,077)	9,181	437	(483)
HKD	17,697	843	(931)	11,531	549	(607)
GBP	27,941	1,331	(1,471)	20,924	996	(1,101)
CNY	160,344	7,635	(8,439)	88,176	4,199	(4,641)
SGD	8,114	386	(427)	4,709	224	(248)
KRW	3,150	150	(166)	—	—	—
Total	377,297	17,967	(19,857)	209,829	9,991	(11,044)
The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in the EUR/USD year-end exchange-rate, applied to the Thom Browne put option in U.S. Dollars on non-controlling interests (recorded within other non-current financial liabilities).

	At December 31, 2024			At December 31, 2023
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(127,072)	6,051	(6,688)	(116,456)	6,598	(7,293)
Total	(127,072)	6,051	(6,688)	(116,456)	6,598	(7,293)

Summary of Sensitivity on Floating Rate Borrowings
The following table presents the sensitivity on floating rate borrowings not covered by interest rate swaps.

At December 31, 2024
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
50,000	3.854%	1,927	3.263%	1,632	4.445%	2,223
1,452	3.822%	55	3.245%	47	4.399%	64
20,000	3.732%	746	3.150%	630	4.314%	863
20,000	3.460%	692	2.922%	584	3.998%	800
40,000	3.612%	1,445	3.085%	1,234	4.139%	1,656
10,000	4.271%	427	3.606%	361	4.936%	494
10,000	4.222%	422	3.548%	355	4.896%	490
370	4.433%	16	3.891%	14	4.975%	18
15,000	2.840%	426	2.272%	341	3.408%	511
35,000	2.840%	994	2.272%	795	3.408%	1,193
40,000	3.846%	1,538	3.237%	1,295	4.455%	1,782
241,822		8,690		7,288		10,092
______________________
*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

At December 31, 2023
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
4,829	4.690%	226	3.91%	189	5.47%	264
20,000	4.560%	912	3.77%	754	5.36%	1,071
20,000	4.770%	954	3.97%	794	5.57%	1,114
40,000	4.900%	1,960	4.11%	1,645	5.68%	2,274
40,000	4.850%	1,940	4.04%	1,616	5.66%	2,264
19,500	3.910%	761	3.13%	611	4.68%	912
384	4.800%	18	4.00%	15	5.60%	22
608	5.480%	33	4.68%	28	6.28%	38
1,217	5.480%	67	4.68%	57	6.28%	76
1,000	4.450%	45	3.65%	37	5.25%	53
565	5.700%	32	4.89%	28	6.51%	37
148,103		6,949		5,774		8,124
______________________
*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

The following table presents the sensitivity of a hypothetical change of +/- 100 bps in year-end cost of debt rate for written put option on non-controlling interests:

	At December 31, 2024			At December 31, 2023
(€ thousands, except basis points)	Notional amount	+100 bps	-100 bps	Notional amount	+100 bps	-100 bps
		Impact on profit before tax			Impact on profit before tax
Thom Browne	(127,072)	6,043	(6,419)	(138,558)	6,663	(7,140)
Dondi	(19,266)	1,261	(1,375)	(20,010)	1,484	(1,632)
Total	(146,338)	7,304	(7,794)	(158,568)	8,147	(8,772)

Summary of Groups Financial Liabilities into Relevant Maturity Groupings
The following tables summarize the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities:

	Contractual cash flows at December 31, 2024
(€ thousands)	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Beyond 3 years	Total contractual cash flows	Carrying amount at December 31, 2024
Derivative financial instruments	14,699	—	439	—	15,138	15,138
Trade payables and customer advances	309,771	—	—	—	309,771	309,771
Borrowings	186,029	88,347	101,273	13,824	389,473	373,567
Lease liabilities	165,596	132,995	114,623	336,032	749,246	661,685
Other current and non-current financial liabilities	—	—	—	146,447	146,447	146,448
Total	676,095	221,342	216,335	496,303	1,610,075	1,506,609

	Contractual cash flows at December 31, 2023
(€ thousands)	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Beyond 3 years	Total contractual cash flows	Carrying amount at December 31, 2023
Derivative financial instruments	897	—	—	—	897	897
Trade payables and customer advances	314,137	—	—	—	314,137	314,137
Borrowings	294,537	88,235	20,123	8,705	411,600	402,622
Lease liabilities	142,283	119,128	95,035	320,141	676,587	593,725
Other current and non-current financial liabilities	22,102	—	—	136,556	158,658	158,658
Total	773,956	207,363	115,158	465,402	1,561,879	1,470,039

Summary of Aging of Trade Receivables	The following table provides the aging of trade receivables:

(€ thousands)	Not yet due	0-120 days overdue	121-180 days overdue	>180 days overdue	Total
Trade receivables, gross	180,176	60,283	6,231	16,690	263,380
Loss allowance	31	(1,503)	(771)	(12,347)	(14,590)
Total trade receivables at December 31, 2024	180,207	58,780	5,460	4,343	248,790
Trade receivables, gross	189,324	46,078	6,907	4,829	247,138
Loss allowance	(418)	(1,387)	(1,262)	(3,614)	(6,681)
Total trade receivables at December 31, 2023	188,906	44,691	5,645	1,215	240,457